FACILITIES UNDER JOINT OWNERSHIP	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Facilities Under Joint Ownership

NOTE 6. FACILITIES UNDER JOINT OWNERSHIP

San Onofre Nuclear Generating Station (SONGS) and the Southwest Powerlink transmission line are owned jointly by SDG&E with other utilities. SDG&E's interests at December 31, 2011 were as follows:

		Southwest
(Dollars in millions)	SONGS	Powerlink
Percentage ownership	20%	91%
Utility plant in service	$308	$323
Accumulated depreciation and amortization	59	191
Construction work in progress	129	22

SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for financing its share of each project and participates in decisions concerning operations and capital expenditures.

SDG&E's share of operating expenses is included in Sempra Energy's and SDG&E's Consolidated Statements of Operations.

SONGS DECOMMISSIONING

Objectives, work scope, and procedures for the dismantling and decontamination of SONGS' three units must meet the requirements of the Nuclear Regulatory Commission (NRC), the Environmental Protection Agency (EPA), the U.S. Department of the Navy (the land owner), the CPUC and other regulatory bodies.

SDG&E's asset retirement obligation related to decommissioning costs for the SONGS units was $524 million at December 31, 2011. That amount includes the cost to decommission Units 2 and 3, and the remaining cost to complete the decommissioning of Unit 1, which is substantially complete. The remaining work on Unit 1 will be completed when Units 2 and 3 are decommissioned. Southern California Edison Company (Edison), the operator of SONGS, updates decommissioning cost studies every three years. Rate recovery of decommissioning costs is allowed until the time that the costs are fully recovered and is subject to adjustment every three years based on the costs allowed by regulators. Collections are authorized to continue until 2022. The most recent cost study was approved by the CPUC in July 2010. SDG&E's share of decommissioning costs under the approved study is approximately $768 million.

Unit 1 was permanently shut down in 1992, and physical decommissioning began in January 2000. Most structures, foundations and large components have been dismantled, removed and disposed of. Spent nuclear fuel has been removed from the Unit 1 Spent Fuel Pool and stored on-site in an independent spent fuel storage installation (ISFSI) licensed by the NRC. The decommissioning of Unit 1 remaining structures (subsurface and intake/discharge) will take place when Units 2 and 3 are decommissioned. The ISFSI will be decommissioned after a permanent storage facility becomes available and the U.S. Department of Energy (DOE) removes the spent fuel from the site. The Unit 1 reactor vessel is expected to remain on site until Units 2 and 3 are decommissioned.

SPENT NUCLEAR FUEL

SONGS owners are responsible for interim storage of spent nuclear fuel generated at SONGS until the DOE accepts it for final disposal. Spent nuclear fuel has been stored in the SONGS Units 1, 2 and 3 spent fuel pools and in the ISFSI, as follows:

  Movement of all Unit 1 spent fuel to the ISFSI was completed in 2005.
  Spent fuel for Unit 2 is being stored in both the Unit 2 spent fuel pool and the ISFSI.

  Spent fuel for Unit 3 is being stored in both the Unit 3 spent fuel pool and the ISFSI.

A second ISFSI pad, completed in 2009, will provide sufficient storage capacity to allow for the continued operation of SONGS through 2022.

The amounts collected in rates for SONGS' decommissioning are invested in externally managed trust funds. Amounts held by the trusts are invested in accordance with CPUC regulations. These trusts are shown on the Sempra Energy and SDG&E Consolidated Balance Sheets at fair value with the offsetting credits recorded in Regulatory Liabilities Arising from Removal Obligations.

The following table shows the fair values and gross unrealized gains and losses for the securities held in the trust funds.

NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
As of December 31, 2011:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$157	$13	$ ―	$170
Municipal bonds(2)	72	5	―	77
Other securities(3)	76	3	(1)	78
Total debt securities	305	21	(1)	325
Equity securities	246	227	(5)	468
Cash and cash equivalents	11	―	―	11
Total	$562	$248	$(6)	$804

As of December 31, 2010:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$162	$14	$(2)	$174
Municipal bonds	101	2	(3)	100
Other securities	22	3	―	25
Total debt securities	285	19	(5)	299
Equity securities	219	242	(1)	460
Cash and cash equivalents	10	―	―	10
Total	$514	$261	$(6)	$769
(1) Maturity dates are 2012-2042
(2) Maturity dates are 2012-2057
(3) Maturity dates are 2012-2051

The following table shows the proceeds from sales of securities in the trusts and gross realized gains and losses on those sales.

SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Proceeds from sales(1)	$715	$351	$224
Gross realized gains	75	11	6
Gross realized losses	(52)	(11)	(33)
(1)	Excludes securities that are held to maturity.

The increase in sales in 2011 was predominantly due to a restructuring of investments within the trust to achieve a more broadly diversified asset mix. Within the fixed income portfolio, the allocation to U.S. Treasury debt-securities was reduced, while holdings of other fixed income securities, including corporate and municipal bonds, and investments in mortgage- and asset-backed securities, were increased. The international equity portfolio was restructured to invest in both developed and emerging market equity securities.

Net unrealized gains (losses) are included in Regulatory Liabilities Arising from Removal Obligations on the Consolidated Balance Sheets. We determine the cost of securities in the trusts on the basis of specific identification.

Customer contribution amounts are determined by the CPUC using estimates of after-tax investment returns, decommissioning costs, and decommissioning cost escalation rates. Changes in investment returns and decommissioning costs may result in a change in future customer contributions.

We discuss the impact of asset retirement obligations in Note 1. We provide additional information about SONGS in Notes 14 and 15.